Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2024	May 31, 2023
Operating
Net income	$ 226	$ 4,736
Adjustments for items not involving cash:
Non-cash items	7,972	4,218
Changes in non-cash working capital:
Decrease in amounts receivable	1,316	1,628
Increase in inventories	(1,229)	(544)
Decrease (increase) in prepayments and other assets	455	(1,567)
Increase in amounts payable and accrued liabilities	1,005	5,321
(Decrease) increase in income tax payable	(463)	788
Cash provided by operating activities	9,282	14,580
Investing
Purchase of mineral property, plant and equipment	(8,378)	(14,650)
Increase in other long-term assets	(387)	(1,114)
Cash used in investing activities	(8,765)	(15,764)
Financing
Proceeds from issuance of shares and warrants		110
Issuance costs paid		(5)
Withholding taxes on settlement of share-based payments	(438)	(94)
Lease payments	(42)	(97)
Cash used in financing activities	(480)	(86)
Net increase (decrease) in cash	37	(1,270)
Cash at beginning of the period	7,629	8,476
Cash at end of the period	7,666	7,206
Taxes paid in cash	$ 1,218	$ 43